Advances for Vessels Under Construction and Vessels, net (Schedule of Vessels, net in the Accompanying Consolidated Balance Sheets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Vessel Cost
Beginning balance	$ 1,114,247	$ 1,141,128
Additions for vessel acquisitions and improvements	958	61,682
Vessel disposals	(46,001)	(60,655)
Vessel disposal due to deconsolidation of subsidiary		(27,908)
Ending balance	1,069,204	1,114,247
Accumulated Depreciation
Beginning balance	(214,055)	(191,512)
Vessel disposals	16,849	21,688
Depreciation for the period	(38,586)	(44,231)
Ending balance	(235,792)	(214,055)
Net Book Value
Beginning balance	900,192	949,616
Additions for vessel acquisitions and improvements	958	61,682
Vessel disposal	(29,152)	(38,967)
Vessel disposal due to deconsolidation of subsidiary		(27,908)
Depreciation for the period	(38,586)	(44,231)
Ending balance	$ 833,412	$ 900,192